Retirement Benefit Plans - Movements in Present Value of Defined Benefit Obligation (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Remeasurement:
Actuarial loss arising from experience adjustments	$ 334.7	$ 483.9	$ 38.2
Actuarial loss (gain) arising from changes in financial assumptions	597.8	(258.5)	694.6
Actuarial loss arising from changes in demographic assumptions			278.7
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Balance, beginning of year	12,774.6	12,480.5	11,318.1
Current service cost	137.7	145.0	132.8
Interest expense	207.8	185.6	213.0
Remeasurement:
Actuarial loss arising from experience adjustments	334.7	483.9	38.2
Actuarial loss (gain) arising from changes in financial assumptions	597.8	(258.5)	694.6
Actuarial loss arising from changes in demographic assumptions			278.7
Benefits paid from plan assets	(274.3)	(261.9)	(194.9)
Benefits paid directly by the Company	(115.6)
Balance, end of year	$ 13,662.7	$ 12,774.6	$ 12,480.5